Leases (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Operating Leases, Future Minimum Payments Due [Abstract]
2016	$ 42,585
2017	37,760
2018	33,476
2019	28,367
2020	24,183
2021-2025	33,239
Total	$ 199,610